DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION (Details 1) $ in Thousands			12 Months Ended
	Aug. 31, 2016 USD ($)	Apr. 29, 2016 USD ($) terminal	Dec. 31, 2016 USD ($) refinery	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Property, Plant and Equipment [Line Items]
Payments to Acquire Property, Plant, and Equipment			$ 22,978	$ 3,503	$ 47,805
PBF Logistics Products Terminals LLC [Member]
Property, Plant and Equipment [Line Items]
Payments to Acquire Property, Plant, and Equipment		$ 100,000
PBF Holding [Member]
Property, Plant and Equipment [Line Items]
Number of refineries | refinery			5
PBF LLC [Member] | Torrance Valley Pipeline Company LLC [Member]
Property, Plant and Equipment [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	50.00%
Total consideration given	$ 175,000
Plains All American Pipeline, L.P. [Member] | PBF Logistics Products Terminals LLC [Member]
Property, Plant and Equipment [Line Items]
Number Of Refined Product Terminals Acquired | terminal		4